Accounting Principles - Additional Information (Detail) - Cash_Generating_Units	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Exploitation phase period for recoverable cash advances	10 years
Current Income tax rate	33.99%	33.99%	33.99%
Development costs, capitalization period	17 years
Development costs, amortization period	17 years
Number of cash generating units	4
Non-current financial assets, description	Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets. The Group's loans and receivables comprise "cash and cash equivalents", "short-term deposits", "trade and other receivables" and "Deposits".
Land and buildings [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	15 to 20 years
Plant and equipment [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	5 to 15 years
Laboratory equipment [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	3 to 5 years
Furniture [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	3 to 10 years
Leasehold improvements [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	3 to 10 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Cash and cash equivalents, original maturity period	3 months
Top of range [member] | Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives of software	5 years
Bottom of range [member] | Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives of software	3 years